Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement, Noncash Expense [Abstract]
Schedule of restricted stock units and restricted stocks activity
The following table presents movements in the outstanding restricted stock units and restricted stock under the AerCap Equity Plans during the year ended December 31, 2019:

	Year Ended December 31, 2019
	Number of time-based restricted stock units and restricted stock	Number of performance-based restricted stock units and restricted stock	Weighted average grant date fair value of time-based grants ($)	Weighted average grant date fair value of performance-based grants ($)
Number at beginning of period	2,305,202	2,493,307	$48.72	$50.18
Granted (a)	413,289	378,557	54.20	53.44
Vested (b)	(1,203,452)	(382,237)	46.71	44.63
Forfeited	(10,845)	(3,491)	56.20	50.51
Number at end of period	1,504,194	2,486,136	$51.78	$51.53

(a)
Includes 580,943 shares of restricted stock granted under the AerCap Equity Plans, of which 372,239 shares of restricted stock were issued with the remaining 208,704 ordinary shares being withheld and applied to pay the taxes involved. As part of the 208,704 ordinary shares withheld to pay for taxes, 89,299 ordinary shares were treated as granted and subsequently vested on the grant date under specific Irish tax legislation. As a result, we recognized an expense of $4.7 million on the grant dates associated with these ordinary shares.

(b)
432,427 restricted stock units, which were previously granted under the AerCap Equity Plans, vested. In connection with the vesting of the restricted stock units, the Company issued, in full satisfaction of its obligations, 250,470 ordinary shares to the holders of these restricted stock units, with the remainder being withheld and applied to pay the taxes in respect of those awards. Restrictions on 1,006,177 shares of restricted stock (681,825 shares of restricted stock net of withholding for taxes) lapsed during the period. In addition, 89,299 ordinary shares were treated as granted and subsequently vested on the grant dates, as described in (a) above.
Schedule of expected share-based compensation expense assuming established performance criteria
The following table presents our expected share-based compensation expense based on existing grants, assuming that the established performance criteria are met and that no forfeitures occur:

Expected share-based compensation expense
(U.S. Dollars in millions)
2020	$57.1
2021	35.3
2022	16.9
2023	3.2
2024	0.5